BALANCE SHEET DETAILS - CURRENT ASSETS AND CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Inventories, Net
The following table shows the components of inventory (in thousands):

	March 31, 2024	December 31, 2023
Raw materials	$8,823	$5,022
Finished goods	2,673	16
Total inventories	11,496	5,038

Allowance for obsolete inventory	(55)	(4)

Inventories, net	$11,441	$5,034

Inventories, net
The following table shows the components of inventory (in thousands):

	December 31, 2023	December 31, 2022
Raw materials	$5,022	$3,377
Finished goods	16	115

Total inventories	5,038	3,492

Allowance for obsolete inventory	(4)	(211)

Inventories, net	5,034	3,281

Summary of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets
The following table shows the components of prepaid e
xp
enses and other current assets (in thousands):

	March 31, 2024	December 31, 2023
Prepaid expenses:
Deposits on inventory	$1,437	$2,146
Prepaid income tax	362	362
Prepaid insurance	530	1,110
Prepaid rent	399	372
Prepaid equipment	331	331
Prepaid other	172	214
Other current assets:
Other	$—	$18

Total	$3,231	$4,553

Prepaid expenses and other current assets
The following table shows the components of prepaid expenses and other current assets (in thousands):

	December 31, 2023	December 31, 2022
Prepaid expenses:
ERC benefits receivable	$—	$2,117
Deposits on inventory	2,146	680
Prepaid income tax	362	—
Prepaid insurance	1,110	358
Prepaid rent	372	381
Prepaid equipment	331	179
Prepaid other	214	173
Other current assets:
Interest rate swap asset	$—	$476
Other	18	17

Total	$4,553	$4,381

Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities
The following table shows the components of accrued expenses and other current liabilities (in thousands):

	March 31, 2024	December 31, 2023
Accrued expenses:
Accrued compensation and related benefits	$3,878	$4,999
Accrued insurance	435	978
Accrued transaction advisory fees	1,000	1,000
Accrued professional services	72	189
Accrued interest	126	58
Accrued property taxes	314	60
Accrued monitoring fees	373	373
Other	760	147
Other current liabilities:
Income tax payable	$1,757	$1,586
Sales tax payable	(413)	71
Unbilled lost-in-hole revenue	96	76
Deferred revenue	44	1,042

Total accrued expenses and other current liabilities	$8,442	$10,579

Accrued expenses and other current liabilities
The following table shows the components of accrued expenses and other current liabilities (in thousands):

	December 31, 2023	December 31, 2022
Accrued expenses:
Accrued compensation and related benefits	$4,999	$3,392
Accrued insurance	978	525
Accrued transaction advisory fees	1,000	—
Accrued professional services	189	509
Accrued interest	58	62
Accrued property taxes	60	41
Accrued monitoring fee	373
Other	147	38
Other current liabilities:
Income tax payable	$1,586	$1,780
Sales tax payable	71	587
Unbilled lost-in-hole revenue	76	282
Deferred revenue	1,042	83
Total accrued expenses and other current liabilities	$10,579	$7,299